Balance Sheets (Unaudited) (USD $)	Jun. 30, 2012	Dec. 31, 2011
Current Assets
Cash	$ 38,811
Accounts receivable	5,865
Total Current Assets	44,676
TOTAL ASSETS	44,676
Current Liabilities
Accounts Payable	35,577	600
Total Current Liabilities	35,577	600
TOTAL LIABILITIES	35,577	600
STOCKHOLDERS' EQUITY
Common Stock; Authorized 1,500 common shares, no par, 1,500 issued and outstanding on June 30, 2012 and December 31, 2011, respectively	1,500	1,500
Total Common Stock	1,500	1,500
Income (deficit) accumulated during the development stage	7,599	(2,100)
TOTAL STOCKHOLDERS' EQUITY (DEFICIT)	9,099	(600)
TOTAL LIABILITIES & STOCKHOLDERS' DEFICIT	$ 44,676